UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Advisors Capital Management, LLC
           -----------------------------------------------------
Address:   115 West Century Road
           Paramus, NJ 07652
           -----------------------------------------------------

Form 13F File Number:
                      ---

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Kevin G. Kern
        -------------------------
Title:  Compliance Officer
        -------------------------
Phone:  201-986-1900
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Kevin G. Kern                  Paramus, NJ                     11/6/2008
-----------------                  -----------                    -----------
   [Signature]                    [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:          133
                                         -----------
Form 13F Information Table Value Total:     $143,996
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
1800 Flowers.com INC           CL A             68243Q106      186   30925          Sole               30925      0    0
51 Jobs                        SP ADR REP COM   316827104      275   29944          Sole               29944      0    0
Aar Corp                       COM              000361105      504   30399          Sole               30399      0    0
Aaron Rent                     COM              002535201      384   14175          Sole               14175      0    0
AIG                            COM              026874107      294   88382          Sole               88382      0    0
Alliance Bernstein             UNIT LTD PARTN   01855A101     2176   58789          Sole               58789      0    0
Alliance Bernstein Income Fund Com              01881E101      186   24658          Sole               24658      0    0
Allied Capital                 COM              01903Q108     1125  104168          Sole              104168      0    0
Alpharma Inc                   CL A             020813101      278    7525          Sole                7525      0    0
Altria Group                   COM              02209S103      765   38543          Sole               38543      0    0
American Capital               COM              024937104     1859   72875          Sole               72875      0    0
American Capital Agency Corp   Com              02503X105     1280   73875          Sole               73875      0    0
Apollo Invt Corp Con Shs Ben   COM              03761U106     2592  152037          Sole              152037      0    0
Int
Arbor Realty                   COM              038923108     3447  344689          Sole              344689      0    0
Ashford Hospitality            COM              044103109     1314  324458          Sole              324458      0    0
Aspen Insurance                SHS              G05384105     2209   80321          Sole               80321      0    0
AT&T Inc                       COM              00206R102      250    8941          Sole                6980      0    0
Atheros Communications Inc     COM              04743P108      708   30025          Sole               31905      0    0
Avnet                          COM              053807103      457   18550          Sole               18550      0    0
Baidu.com Inc                  Spon ADR PEP A   056752108      868    3497          Sole                3497      0    0
Bank of America                COM              060505104     5175  147854          Sole              147854      0    0
Barr Pharmaceuticals Inc       COM              068306109      311    4767          Sole                4767      0    0
Bed Bath & Beyond              COM              075894100     2626   83619          Sole               83619      0    0
Boeing Co                      COM              097023105     1929   33638          Sole               33638      0    0
BT Group Plc                   ADR              05577E101      219    7564          Sole                7564      0    0
Cabelas Inc                    COM              126804301     1303  107854          Sole              107854      0    0
Capital Trust Inc MD           Cl A New         14052H506     1136   73275          Sole               73275      0    0
Caplease Inc                   COM              140288101     1713  216000          Sole              216000      0    0
Cardinal Health                COM              14149Y108     2349   47666          Sole               47666      0    0
Carmax Inc                     COM              143130102      811   57955          Sole               57955      0    0
Carnival Corp                  PAIRED CTF       143658300      957   27081          Sole               27081      0    0
Cascade Corp                   COM              147195101      610   13921          Sole               13921      0    0
Caterpillar Inc                COM              149123101     1766   29632          Sole               29632      0    0
CBL & Assoc Pptys Inc Com      COM              124830100      687   34225          Sole               34225      0    0
Cedar Fair L P                 Depositry Unit   150185106      277   13375          Sole               13375      0    0
Cemex Sab De Cv                Spon Adr New     151290889      883   51262          Sole               51262      0    0
Cheese Cake Factory Inc        COM              163072101     1453   99358          Sole               99358      0    0
Cisco Sys Inc Com              COM              17275R102      574   25433          Sole               25433      0    0
Cit group Inc                  COM              125581108      251   36127          Sole               36127      0    0
CitiGroup Inc                  COM              172967101     2137  104207          Sole              106114      0    0
Cogdell Spencer Inc            COM              19238U107     1299   80956          Sole               80956      0    0
Cohen & Steers                 COM              19247A100     1575  125596          Sole              125596      0    0
Colonial Pptys Tr              Com Sh Ben Int   195872106      373   19975          Sole               19975      0    0
Covidien Ltd                   COM              G2552x108      758   14103          Sole               14103      0    0
Dow Chem Co                    COM              260543103     1359   42753          Sole               42753      0    0
Duke Realty Corp               COM              264411505      365   14850          Sole               14850      0    0
eLong                          SPONSORED ADR    290138205      528   75947          Sole               75947      0    0
Enbridge Energy Mgmt LLC Shs                    29250X103      730   17439          Sole               17439      0    0
Units Repst
Enbridge Energy Partners       COM              29250R106      533   13400          Sole               13400      0    0
Enterprise Products            COM              293792107      556   21590          Sole               21590      0    0
Exxon Mobil                    COM              30231G102      451    5810          Sole                5810      0    0
Federal Natl Mtg Assn          COM              313586109       18   12053          Sole               12053      0    0
Felcor Lodging                 COM              31430F101     2347  327845          Sole              327845      0    0
First Industrial               COM              32054K103     1945   67825          Sole               67825      0    0
Flextronics                    ORD              Y2573F102      618   87343          Sole               87343      0    0
Federal Home LN MTG Corp       COM              313400301       31   18170          Sole               18170      0    0
Franklin Res Inc               COM              354613101      216    2450          Sole                2450      0    0
Gallagher Arthur J & Co.       COM              363576109      337   13150          Sole               13150      0    0
General Electric               COM              369604103      901   35318          Sole               35318      0    0
Glimscher Realty               SH BEN INT       379302102     1787  171213          Sole              171213      0    0
Health Net Inc                 COM              42222G108     1106   46852          Sole               46852      0    0
Health Extras Inc              COM              422211102      616   23575          Sole               23575      0    0
Helen of Troy                  COM              G4388N106     1378   60498          Sole               60498      0    0
Hersha Hospitalities           SH BEN INT       427825104     3873  520552          Sole              520552      0    0
Home Depot                     COM              437076102     3042  117500          Sole              117500      0    0
Hormel                         COM              440452100     1215   33480          Sole               33480      0    0
Hospitality Properties         COM SH BEN INT   44106M102     1251   60967          Sole               60967      0    0
HRPT Properties                COM SH BEN INT   40426W101     1988  288512          Sole              288512      0    0
Humana                         COM              444859102     1321   32060          Sole               32060      0    0
Illinois Tool Wks Inc          COM              452308109      436    9800          Sole                9800      0    0
ING Clarion Glb Re Est Incm Fd COM              44982G104     1199  136540          Sole              136540      0    0
Ingersoll Rand Co Ltd Cl A Com COM              g4776g101      612   19645          Sole               19645      0    0
Invetiv Health Inc             COM              46122E905      456   25801          Sole               25801      0    0
Ishares Tr                     Lehman Agg Bnd   464287226      274    2778          Sole                2778      0    0
Ishares Tr Us Pfd Stk Idx      Us Pfd Stk Idx   464288687      807   28405          Sole               28405      0    0
Istar Financial Inc            COM              45031U101      131   50350          Sole               50350      0    0
Juniper Networks Inc           COM              48203R104      215   10200          Sole               10200      0    0
Kayne Anderson Mlp Investment  COM              486606106     1307   56586          Sole               56586      0    0
Co
Kinder Morgan MGMT             SHS              49455U100      653   13280          Sole               13280      0    0
Kinder Morgan Partners         UT LTD PARTNR    494550106      450    8650          Sole                8650      0    0
Kohls                          COM              500255104     2554   55424          Sole               55424      0    0
Lexington Properties           COM              529043101     1171   67980          Sole               67980      0    0
Lowes                          COM              548661107     1013   42758          Sole               42758      0    0
Magellan Midstream Hldgs       COM UNIT RP LP   55907R108     1092   63550          Sole               63550      0    0
Martin Midstream Partners      UNIT LP INT      573331105      336   16650          Sole               16650      0    0
Masco Corp                     COM              574599106     3159  176113          Sole              176113      0    0
Max Re Capital                 SHS              G6052F103      316   13600          Sole               13600      0    0
Medical Properties TR          COM              58463J304     2439  214899          Sole              214899      0    0
MF Global Ltd                  Shs              G60642108      144   33075          Sole               33075      0    0
Mueller Inds Inc               COM              624756102     1098   47725          Sole               47725      0    0
Mueller Wtr Prods Inc          COM              624758207      700  107706          Sole              107706      0    0
Nasdaq Omx Group Inc           COM              631103108      765   25037          Sole               25037      0    0
National Health Investors      COM              63633D104      683   19975          Sole               19975      0    0
Nucor Corp                     COM              670346105      203    5150          Sole                5150      0    0
Omega Healthcare Invs Inc      COM              681936100      614   31215          Sole               31215      0    0
Oneok Partners                 UNIT LTD PARTN   68268N103      611   12050          Sole               12050      0    0
OSI Systems Inc                COM              671044105      821   34931          Sole               34931      0    0
Overstock Com Inc Del          COM              690370101      809   40832          Sole               40832      0    0
Overstock Com Inc Del SR NT CV NOTE             690370AB7     3409 4976000          Sole             4976000      0    0
3.75%
Panera Bread Co                CL A             69840w108      445    8750          Sole                8750      0    0
Peoples United Financial Inc   COM              712704105      651   33837          Sole               33837      0    0
Petroleo Brasileiro Sa Petrobr Sponsored ADR    71654V408      585   13300          Sole               13300      0    0
Pfizer                         COM              717081103     1722   93392          Sole               93392      0    0
Philip Morris Intl Inc Com     COM              718172109     1665   34607          Sole               34607      0    0
Pilgrims Pride Corp            COM              721467108       37   14910          Sole               16496      0    0
Pinnacle West Cap Corp         COM              723484101      682   19817          Sole               19817      0    0
PNC Bank                       COM              693475105      332  445064          Sole              445064      0    0
Powershares Etf Trust          Finl Pfd Ptfl    73935X229      395   28971          Sole               28971      0    0
Regal Beloit Corp              COM              758750103      659   15500          Sole               16175      0    0
Royal Carribbean               COM              V7780T103     1089   52464          Sole               52464      0    0
Satyam Computer Services Ltd   ADR              804098101      426   26395          Sole               16709      0    0
Scotts Miracle Gro Co          Cl A             810186106      966   40864          Sole               37797      0    0
Smart Balance                  COM              83169Y108     1874  285606          Sole              285606      0    0
Sun Cmntys Inc                 COM              866674104     1982  100038          Sole              100038      0    0
Sunstone Hotel Invs Inc New    COM              867892101     1419  105139          Sole              105139      0    0
Supertel Hospitality Inc Md    COM              868526104      283   69200          Sole               69200      0    0
Supervalu Inc                  COM              686536103      798   36752          Sole               36752      0    0
Taiwan Semiconductor Mfg Ltd   ADR              874039100     2708  289019          Sole              289019      0    0
Target                         COM              87612E106      955   19475          Sole               19475      0    0
Teppco                         UT LTD PARTNR    872384102      242    9270          Sole                9270      0    0
Teva Pharmaceutical            ADR              881624209     2607   56939          Sole               56939      0    0
Trex Inc                       COM              89531P105      766   42270          Sole               42270      0    0
Tyco Intel ltd Bermuda Shs     SHS              G9143X208      496   14159          Sole               14159      0    0
Unitedhealth Group Inc.        COM              91324P102      932   36708          Sole               36708      0    0
Unum Group                     COM              91529Y106      854   34033          Sole               34033      0    0
US Bancorp                     COM NEW          902973304     2296   63740          Sole               63740      0    0
Valero Energy                  COM              91913Y100      315   10402          Sole               10402      0    0
Video Display Corp             COM              926555103      353   40036          Sole               40036      0    0
Waddell & Reed                 CL A             930059100     2788  112647          Sole              112647      0    0
Watson Pharmaceuticals Inc     COM              942683103      294   10300          Sole               10300      0    0
WellPoint Inc                  COM              94973V107     1915   40952          Sole               40952      0    0
XTO Energy Inc                 COM              98385X106      380    8175          Sole                8175      0    0
YRC Worldwide Inc              COM              984249102      767   64103          Sole               64103      0    0